Note 5 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	December 31, 2014
	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Money market funds	$500	$500	$—	$—